Contingencies	12 Months Ended
Mar. 28, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies
13.	Contingencies:
(a)
The Company and its subsidiaries, in the normal course of business, become involved from time to time in litigation and subject to claims. While the final outcome with respect to claims and legal proceedings pending at March 28, 2020 cannot be predicted with certainty, management believes that adequate provisions have been recorded in the accounts where required and that the financial impact, if any, from claims related to normal business activities will not be material.

(b)
From time to time, the Company guarantees a portion of its private label credit card sales to its credit card vendor. At March 28, 2020 and March 30, 2019, the amount guaranteed under such arrangements was approximately $3.4 million and $5.8 million, respectively. At March 28, 2020 and March 30, 2019, the Company has recorded in accrued liabilities a reserve of $0.1 million and $0.1 million, respectively, associated with this guaranteed amount.